Quarterly Holdings Report
for

Fidelity® New Markets Income Fund

March 31, 2020

NMI-QTLY-0520
1.799864.116

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.2%
		Principal Amount(a)	Value
Argentina - 1.0%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$13,995,625	$8,292,408
Pan American Energy LLC 7.875% 5/7/21 (b)		26,667	23,092
YPF SA:
8.5% 3/23/21 (b)		36,642,000	24,337,158
8.5% 6/27/29 (b)		34,389,000	17,785,561
8.75% 4/4/24 (b)		40,836,000	22,153,530

TOTAL ARGENTINA			72,591,749

Azerbaijan - 0.2%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		12,834,000	12,994,425
Bahrain - 0.6%
The Oil and Gas Holding Co.:
7.5% 10/25/27 (b)		35,944,000	30,754,585
7.625% 11/7/24 (b)		13,075,000	11,506,000

TOTAL BAHRAIN			42,260,585

Belarus - 0.1%
Development Bank of the Republic of Belarus 6.75% 5/2/24 (b)		9,700,000	9,069,500
Bermuda - 0.1%
GeoPark Ltd. 6.5% 9/21/24 (b)		15,880,000	8,867,988
British Virgin Islands - 1.4%
1MDB Global Investments Ltd. 4.4% 3/9/23		108,700,000	94,976,625
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (b)		4,770,000	4,632,863

TOTAL BRITISH VIRGIN ISLANDS			99,609,488

Canada - 0.7%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		46,503,000	38,132,460
Frontera Energy Corp. 9.7% 6/25/23 (b)		11,130,000	7,011,900

TOTAL CANADA			45,144,360

Cayman Islands - 0.3%
Comcel Trust 6.875% 2/6/24 (b)		11,523,000	11,022,470
Lamar Funding Ltd. 3.958% 5/7/25 (b)		4,215,000	3,036,117
NagaCorp Ltd. 9.375% 5/21/21 (b)		3,410,000	3,258,681

TOTAL CAYMAN ISLANDS			17,317,268

Colombia - 0.0%
Colombia Telecomunicaciones SA 5.375% 9/27/22 (b)		450,000	426,656
Costa Rica - 0.0%
Instituto Costarricense de Electricidad 6.375% 5/15/43 (b)		3,800,000	2,307,313
Georgia - 0.7%
Georgia Bank Joint Stock Co. 6% 7/26/23 (b)		21,560,000	19,646,550
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		16,537,000	15,482,755
JSC Georgian Railway:
7.75% 7/11/22		1,000,000	960,000
7.75% 7/11/22 (b)		12,363,000	11,868,480

TOTAL GEORGIA			47,957,785

Indonesia - 0.4%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (b)(c)		6,390,000	812,728
PT Adaro Indonesia 4.25% 10/31/24 (b)		23,625,000	19,386,911
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		9,194,000	6,148,488

TOTAL INDONESIA			26,348,127

Ireland - 0.2%
Bonitron Designated Activity Co. 8.75% 10/30/22 (b)		15,900,000	15,631,688
Kazakhstan - 0.1%
BTA Bank JSC 5.5% 12/21/22 (b)		4,578,905	4,488,758
Luxembourg - 0.8%
CSN Resources SA 7.625% 2/13/23 (b)		41,823,000	29,066,985
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		24,730,000	24,633,400

TOTAL LUXEMBOURG			53,700,385

Mauritius - 0.1%
HTA Group Ltd. 9.125% 3/8/22 (b)		10,256,000	9,435,520
Mexico - 6.2%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	256,910,000	10,081,870
Braskem Idesa SAPI 7.45% 11/15/29 (b)		4,265,000	2,900,200
Credito Real S.A.B. de CV 9.5% 2/7/26 (b)		8,163,000	6,367,140
Metalsa SA de CV 4.9% 4/24/23 (b)		4,550,000	4,095,000
Pemex Project Funding Master Trust:
6.625% 6/15/35		144,309,000	96,544,525
8.625% 2/1/22		25,708,000	23,304,302
Petroleos Mexicanos:
3 month U.S. LIBOR + 3.650% 4.4181% 3/11/22 (d)(e)		46,162,000	37,847,070
3.5% 1/30/23		15,263,000	12,265,252
4.875% 1/24/22		2,305,000	1,985,758
4.875% 1/18/24		60,678,000	48,542,400
5.5% 1/21/21		6,505,000	6,259,436
6.375% 2/4/21		2,350,000	2,212,084
6.5% 6/2/41		24,908,000	15,949,153
6.75% 9/21/47		23,971,000	15,701,005
7.69% 1/23/50 (b)		189,150,000	129,567,750
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		25,933,000	18,185,516

TOTAL MEXICO			431,808,461

Mongolia - 0.4%
Development Bank of Mongolia 7.25% 10/23/23 (b)		4,080,000	3,471,825
Trade and Development Bank of Mongolia LLC:
9.375% 5/19/20 (b)		3,810,000	3,790,950
9.375% 5/19/20 (Reg. S)		17,066,000	16,980,670

TOTAL MONGOLIA			24,243,445

Netherlands - 1.6%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		21,140,000	11,838,400
IHS Netherlands Holdco BV 7.125% 3/18/25 (b)		15,730,000	13,291,850
Indo Energy Finance II BV 6.375% 1/24/23 (b)		6,270,000	4,391,806
Metinvest BV 7.75% 4/23/23 (b)		39,393,000	28,362,960
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		41,554,000	6,873,551
Petrobras Global Finance BV:
6.25% 3/17/24		8,725,000	8,498,150
6.9% 3/19/49		7,280,000	7,050,908
8.75% 5/23/26		3,530,000	3,810,635
VTR Finance BV 6.875% 1/15/24 (b)		25,537,000	23,302,513

TOTAL NETHERLANDS			107,420,773

Nigeria - 0.0%
Fidelity Bank PLC 10.5% 10/16/22 (b)		3,650,000	2,961,063
Oman - 0.2%
Oman Sovereign Sukuk SAOC 4.397% 6/1/24 (b)		17,000,000	14,875,000
Peru - 0.3%
Telefonica del Peru SA 7.375% 4/10/27 (b)	PEN	74,960,000	23,370,056
Saudi Arabia - 2.2%
Saudi Arabian Oil Co.:
2.75% 4/16/22 (b)		5,000,000	4,912,500
3.5% 4/16/29 (b)		41,591,000	40,863,158
4.25% 4/16/39 (b)		47,430,000	46,718,550
4.375% 4/16/49 (b)		60,399,000	59,927,133

TOTAL SAUDI ARABIA			152,421,341

Singapore - 0.1%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		10,300,000	7,988,938
South Africa - 2.2%
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (b)		102,550,000	86,654,750
6.75% 8/6/23 (b)		74,778,000	54,681,413
7.125% 2/11/25 (b)		12,000,000	8,535,000

TOTAL SOUTH AFRICA			149,871,163

Tunisia - 0.2%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		14,374,000	11,436,314
Turkey - 1.3%
Akbank TAS 7.2% 3/16/27 (b)(d)		9,532,000	8,084,328
Export Credit Bank of Turkey:
4.25% 9/18/22 (Reg. S)		5,000,000	4,362,500
5.375% 10/24/23 (b)		7,800,000	6,773,813
6.125% 5/3/24 (b)		15,195,000	12,825,530
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		23,247,000	19,171,510
T.C. Ziraat Bankasi A/S 5.125% 5/3/22 (b)		24,088,000	21,852,333
Turkiye Sinai Kalkinma Bankasi A/S 6% 1/23/25 (b)		8,155,000	6,962,331
Turkiye Vakiflar Bankasi TAO 5.75% 1/30/23 (b)		11,780,000	10,598,319

TOTAL TURKEY			90,630,664

Ukraine - 0.1%
Naftogaz of Ukraine NJSC 7.625% 11/8/26 (b)		5,630,000	4,672,900
VFU Funding PLC (VF Ukraine) 6.2% 2/11/25 (b)		1,500,000	1,260,000

TOTAL UKRAINE			5,932,900

United Arab Emirates - 0.2%
ADES International Holding Ltd. 8.625% 4/24/24 (b)		16,355,000	12,593,350
United Kingdom - 1.6%
Biz Finance PLC 9.625% 4/27/22 (b)		36,157,500	34,349,596
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (d)		30,715,000	15,363,643
NAK Naftogaz Ukraine 7.375% 7/19/22 (Reg. S)		20,205,000	16,972,200
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (b)		7,210,200	6,705,486
Tullow Oil PLC 6.25% 4/15/22 (b)		63,471,000	14,316,677
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (b)		5,399,700	4,967,724
Vedanta Resources PLC:
6.375% 7/30/22 (b)		37,115,000	14,196,488
8.25% 6/7/21 (b)		8,475,000	3,866,719

TOTAL UNITED KINGDOM			110,738,533

United States of America - 1.2%
Azul Investments LLP 5.875% 10/26/24 (b)		7,484,000	4,006,279
Citgo Holding, Inc. 9.25% 8/1/24 (b)		16,083,000	13,107,645
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		31,155,000	28,819,684
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		27,244,000	15,022,614
Stillwater Mining Co. 6.125% 6/27/22 (b)		23,776,000	21,071,480

TOTAL UNITED STATES OF AMERICA			82,027,702

Venezuela - 0.7%
Petroleos de Venezuela SA:
5.375% 4/12/27 (c)		152,515,000	9,150,900
5.5% 4/12/37 (c)		184,250,000	11,055,000
6% 5/16/24 (b)(c)		105,540,000	6,332,400
6% 11/15/26 (Reg. S) (c)		89,700,000	5,382,000
8.5% 10/27/20 (Reg. S) (c)		20,540,000	3,337,750
9% 11/17/21 (Reg. S) (c)		48,700,000	2,922,000
9.75% 5/17/35 (b)(c)		71,700,000	4,302,000
12.75% 2/17/22 (b)(c)		53,000,000	3,180,000

TOTAL VENEZUELA			45,662,050

TOTAL NONCONVERTIBLE BONDS
(Cost $2,510,805,725)			1,742,133,348

Government Obligations - 62.5%
Argentina - 3.1%
Argentine Republic:
5.625% 1/26/22		110,890,000	33,544,225
6.875% 4/22/21		300,761,000	89,100,446
7.5% 4/22/26		179,616,000	50,966,040
8.28% 12/31/33		53,720,935	18,903,054
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		6,139,333	1,596,227
City of Buenos Aires:
7.5% 6/1/27 (Reg. S)		3,932,000	2,285,475
8.95% 2/19/21 (b)		10,392,440	9,145,347
Mendoza Province 8.375% 5/19/24 (b)		3,040,000	1,371,420
Provincia de Cordoba:
7.125% 6/10/21 (b)		7,000,000	4,515,000
7.45% 9/1/24 (b)		7,325,000	3,144,256

TOTAL ARGENTINA			214,571,490

Azerbaijan - 0.0%
Azerbaijan Republic 4.75% 3/18/24 (b)		140,000	135,100
Barbados - 0.4%
Barbados Government:
6.5% 2/1/21 (b)		2,300,000	2,301,150
6.5% 10/1/29 (b)		23,350,000	22,766,250

TOTAL BARBADOS			25,067,400

Belarus - 0.5%
Belarus Republic:
6.875% 2/28/23 (b)		30,754,000	29,985,150
7.625% 6/29/27 (b)		3,740,000	3,708,444

TOTAL BELARUS			33,693,594

Bermuda - 0.2%
Bermuda Government 3.717% 1/25/27 (b)		12,000,000	11,430,000
Bolivia - 0.1%
Plurinational State of Bolivia 4.5% 3/20/28 (b)		4,575,000	3,744,352
Brazil - 4.3%
Brazilian Federative Republic:
4.5% 5/30/29		39,081,000	40,241,217
4.75% 1/14/50		75,515,000	69,214,217
5% 1/27/45		26,616,000	25,326,788
5.625% 1/7/41		18,479,000	18,889,003
5.625% 2/21/47		16,268,000	16,720,454
7.125% 1/20/37		7,125,000	8,340,703
8.25% 1/20/34		66,786,000	84,400,808
10% 1/1/23	BRL	53,480,000	11,454,376
12.25% 3/6/30		15,881,000	25,087,017

TOTAL BRAZIL			299,674,583

Cameroon - 0.9%
Cameroon Republic 9.5% 11/19/25 (b)		73,125,000	65,241,211
Colombia - 0.0%
Colombian Republic 7.375% 9/18/37		2,740,000	3,427,740
Costa Rica - 0.2%
Costa Rican Republic 4.25% 1/26/23 (b)		12,110,000	10,883,863
Dominican Republic - 2.7%
Dominican Republic:
4.5% 1/30/30 (b)		11,380,000	9,758,350
5.5% 1/27/25 (b)		6,500,000	6,223,750
5.875% 1/30/60 (b)		21,955,000	18,387,313
5.95% 1/25/27 (b)		21,619,000	20,240,789
6% 7/19/28 (b)		16,401,000	15,293,933
6.4% 6/5/49 (b)		22,728,000	19,624,208
6.5% 2/15/48 (Reg. S)		11,500,000	10,097,000
6.85% 1/27/45 (b)		20,209,000	18,169,154
6.875% 1/29/26 (b)		38,824,000	38,520,688
7.45% 4/30/44 (b)		20,824,000	20,199,280
7.5% 5/6/21 (b)		11,940,000	11,969,850

TOTAL DOMINICAN REPUBLIC			188,484,315

Ecuador - 0.1%
Ecuador Republic 10.75% 1/31/29 (b)		18,820,000	5,175,500
Egypt - 4.1%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		19,738,000	18,269,986
5.875% 6/11/25 (b)		4,800,000	4,311,000
6.125% 1/31/22 (b)		52,312,000	50,170,478
7.0529% 1/15/32 (b)		4,740,000	3,738,675
7.5% 1/31/27 (b)		112,644,000	100,816,380
7.6003% 3/1/29 (b)		51,319,000	45,722,022
7.903% 2/21/48 (b)		23,515,000	18,819,348
8.5% 1/31/47 (b)		41,441,000	33,670,813
8.7002% 3/1/49 (b)		9,520,000	7,848,050

TOTAL EGYPT			283,366,752

El Salvador - 1.0%
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		5,540,000	4,816,338
6.375% 1/18/27 (b)		21,206,000	18,515,489
7.1246% 1/20/50 (b)		16,078,000	12,405,182
7.625% 2/1/41 (b)		7,550,000	6,228,750
7.75% 1/24/23 (b)		17,200,000	16,764,625
8.625% 2/28/29 (b)		11,590,000	10,967,038

TOTAL EL SALVADOR			69,697,422

Ethiopia - 0.0%
Federal Democratic Republic of Ethiopia 6.625% 12/11/24 (b)		2,885,000	2,573,961
Ghana - 0.5%
Ghana Republic:
6.375% 2/11/27 (b)		8,290,000	6,036,156
7.875% 3/26/27 (b)		11,505,000	8,355,506
8.125% 1/18/26 (b)		26,556,924	20,672,906
9.25% 9/15/22 (b)		2,639,000	2,533,439

TOTAL GHANA			37,598,007

Guatemala - 0.1%
Guatemalan Republic 5.75% 6/6/22 (b)		7,500,000	7,553,906
Honduras - 0.1%
Republic of Honduras:
6.25% 1/19/27		4,250,000	4,483,750
8.75% 12/16/20 (b)		2,900,000	2,914,500

TOTAL HONDURAS			7,398,250

Indonesia - 4.1%
Indonesian Republic:
4.1% 4/24/28		2,735,000	2,792,264
4.625% 4/15/43 (b)		5,670,000	6,019,059
4.75% 7/18/47 (b)		11,000,000	11,446,875
5.125% 1/15/45 (b)		52,542,000	58,617,169
5.25% 1/17/42 (b)		8,935,000	10,157,978
5.95% 1/8/46 (b)		6,230,000	7,370,869
6.625% 2/17/37		25,086,000	31,420,215
6.75% 1/15/44 (b)		6,465,000	8,404,500
7.75% 1/17/38 (b)		55,762,000	76,951,560
8.5% 10/12/35 (b)		46,986,000	67,130,543

TOTAL INDONESIA			280,311,032

Iraq - 1.1%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		103,667,000	78,689,732
Israel - 0.0%
Israeli State 3.875% 7/3/50		3,215,000	3,279,300
Ivory Coast - 1.1%
Ivory Coast 5.75% 12/31/32		88,685,730	79,456,871
Jamaica - 0.3%
Jamaican Government:
6.75% 4/28/28		6,500,000	6,841,250
7.875% 7/28/45		10,490,000	11,066,950
8% 3/15/39		1,645,000	1,789,452

TOTAL JAMAICA			19,697,652

Jordan - 0.3%
Jordanian Kingdom:
6.125% 1/29/26 (b)		13,070,000	11,869,194
7.375% 10/10/47 (b)		10,235,000	8,571,813

TOTAL JORDAN			20,441,007

Kazakhstan - 0.1%
Kazakhstan Republic 6.5% 7/21/45 (b)		5,000,000	6,550,000
Kenya - 0.4%
Republic of Kenya 6.875% 6/24/24 (b)		26,175,000	24,931,688
Lebanon - 0.3%
Lebanese Republic:
5.8% 4/14/20 (c)		747,000	138,195
6% 1/27/23 (c)		18,671,000	3,454,135
6.1% 10/4/22 (c)		29,996,000	5,549,260
6.2% 2/26/25 (Reg. S) (c)		5,669,000	1,020,420
6.375% 12/31/49 (c)		48,734,000	9,015,790
6.65% 11/3/28(Reg. S) (c)		3,000,000	540,000
6.75% 11/29/27 (Reg. S) (c)		3,000,000	540,000

TOTAL LEBANON			20,257,800

Mexico - 3.3%
United Mexican States:
3.25% 4/16/30		16,045,000	15,138,458
4.5% 4/22/29		5,765,000	5,891,109
5.75% 10/12/10		49,820,000	52,186,450
6.05% 1/11/40		101,763,000	120,366,548
6.5% 6/9/22	MXN	755,850,000	31,971,682

TOTAL MEXICO			225,554,247

Mongolia - 0.2%
Mongolia Government 10.875% 4/6/21 (b)		5,553,000	5,476,646
Mongolian People's Republic 8.75% 3/9/24 (b)		7,430,000	7,006,639

TOTAL MONGOLIA			12,483,285

Morocco - 0.1%
Moroccan Kingdom 5.5% 12/11/42 (b)		5,750,000	6,069,844
Nigeria - 1.1%
Republic of Nigeria:
6.5% 11/28/27 (b)		32,093,000	22,023,821
6.75% 1/28/21 (b)		11,760,000	10,911,075
7.143% 2/23/30 (b)		11,935,000	8,242,609
7.625% 11/21/25 (b)		47,072,000	36,245,440

TOTAL NIGERIA			77,422,945

Oman - 0.8%
Sultanate of Oman:
3.625% 6/15/21 (b)		7,635,000	7,038,516
4.75% 6/15/26 (b)		21,313,000	15,165,532
5.375% 3/8/27 (b)		26,219,000	18,689,231
5.625% 1/17/28 (b)		3,406,000	2,388,458
6.75% 1/17/48 (b)		17,255,000	11,345,163

TOTAL OMAN			54,626,900

Pakistan - 0.3%
Islamic Republic of Pakistan 8.25% 4/15/24 (b)		7,680,000	6,801,600
The Third Pakistan International Sukuk Co. Ltd.:
5.5% 10/13/21 (b)		10,420,000	10,048,788
5.625% 12/5/22 (b)		5,670,000	5,292,945

TOTAL PAKISTAN			22,143,333

Panama - 0.2%
Panamanian Republic 4.5% 4/1/56		10,950,000	11,908,125
Papua New Guinea - 0.2%
Papua New Guinea 8.375% 10/4/28 (b)		13,640,000	12,484,010
Paraguay - 0.0%
Republic of Paraguay 5.4% 3/30/50 (b)		3,800,000	3,558,938
Peru - 0.1%
Peruvian Republic 8.75% 11/21/33		3,840,000	6,091,200
Qatar - 2.5%
State of Qatar:
4% 3/14/29 (b)		18,175,000	19,447,250
4.5% 4/23/28 (b)		10,000,000	11,050,000
4.817% 3/14/49 (b)		78,216,000	92,221,553
5.103% 4/23/48 (b)		28,740,000	34,874,194
9.75% 6/15/30 (Reg. S)		8,827,000	13,497,035

TOTAL QATAR			171,090,032

Russia - 6.0%
Ministry of Finance of the Russian Federation:
4.375% 3/21/29 (b)		46,000,000	49,220,000
4.375% 3/21/29(Reg. S)		10,400,000	11,128,000
5.1% 3/28/35 (b)		73,600,000	85,008,000
5.1% 3/28/35(Reg. S)		32,400,000	37,422,000
5.25% 6/23/47 (b)		95,600,000	116,243,625
5.25% 6/23/47(Reg. S)		10,800,000	13,132,125
5.625% 4/4/42 (b)		35,750,000	43,626,172
5.875% 9/16/43 (Reg. S)		4,000,000	4,963,750
7.25% 5/10/34	RUB	1,435,550,000	19,078,339
7.6% 7/20/22	RUB	1,513,280,000	19,746,242
8.15% 2/3/27	RUB	1,316,985,000	18,248,643

TOTAL RUSSIA			417,816,896

Rwanda - 0.5%
Rwanda Republic 6.625% 5/2/23 (b)		35,780,000	31,844,182
Saudi Arabia - 0.7%
Kingdom of Saudi Arabia:
3.625% 3/4/28 (b)		8,866,000	9,001,761
4.5% 10/26/46 (b)		31,374,000	31,687,740
4.625% 10/4/47 (b)		9,800,000	10,020,500

TOTAL SAUDI ARABIA			50,710,001

Senegal - 0.1%
Republic of Senegal 8.75% 5/13/21 (b)		3,843,000	3,819,942
Sri Lanka - 0.6%
Democratic Socialist Republic of Sri Lanka:
5.75% 4/18/23 (b)		2,070,000	1,286,505
5.875% 7/25/22 (b)		9,450,000	6,110,433
6.2% 5/11/27 (b)		8,715,000	4,618,950
6.25% 10/4/20 (b)		38,587,000	26,371,803
6.25% 7/27/21 (b)		3,245,000	2,102,890

TOTAL SRI LANKA			40,490,581

Turkey - 7.7%
Turkish Republic:
3.25% 3/23/23		75,715,000	67,812,247
4.25% 3/13/25		36,255,000	30,816,750
5.125% 3/25/22		105,251,000	101,731,670
5.25% 3/13/30		12,925,000	10,340,000
5.75% 5/11/47		63,760,000	46,060,224
6% 3/25/27		16,000,000	14,320,000
6% 1/14/41		42,468,000	33,178,125
6.25% 9/26/22		105,076,000	102,383,428
6.35% 8/10/24		10,435,000	9,909,989
6.75% 5/30/40		23,703,000	20,236,436
7.25% 12/23/23		68,522,000	66,958,842
7.25% 3/5/38		4,163,000	3,806,543
7.375% 2/5/25		22,709,000	22,396,751

TOTAL TURKEY			529,951,005

Ukraine - 6.2%
Ukraine Government:
7.375% 9/25/32 (b)		13,615,000	12,330,084
7.75% 9/1/20 (b)		171,871,000	168,433,580
7.75% 9/1/21 (b)		144,108,000	138,343,680
7.75% 9/1/22 (b)		28,004,000	26,323,760
7.75% 9/1/23 (b)		6,206,000	5,802,610
7.75% 9/1/24 (b)		32,217,000	29,720,183
7.75% 9/1/26 (b)		10,000,000	9,175,000
7.75% 9/1/27 (b)		5,826,000	5,338,073
8.994% 2/1/24 (b)		15,000,000	13,762,500
9.75% 11/1/28 (b)		16,790,000	16,354,509

TOTAL UKRAINE			425,583,979

United Arab Emirates - 0.2%
Emirate of Abu Dhabi 3.125% 9/30/49 (b)		16,108,000	14,980,440
United States of America - 5.0%
U.S. Treasury Notes:
1.125% 2/28/25		134,000,000	138,977,891
2% 11/15/26		192,253,000	210,486,976

TOTAL UNITED STATES OF AMERICA			349,464,867

Uzbekistan - 0.0%
Uzbekistan Republic of 4.75% 2/20/24 (b)		3,150,000	3,095,859
Venezuela - 0.7%
Venezuelan Republic:
oil recovery warrants 4/15/20 (f)(g)		669,809	669,809
6% 12/9/20 (c)		17,250,000	1,552,500
7% 3/31/38 (c)		18,925,000	1,703,250
7.65% 4/21/25 (c)		34,825,000	3,134,250
7.75% 12/31/49 (Reg. S) (c)		29,380,000	2,644,200
8.25% 10/13/24 (c)		30,860,000	2,777,400
9% 5/7/23 (Reg. S) (c)		43,195,000	3,887,550
9.25% 9/15/27 (c)		62,675,000	5,640,750
9.25% 5/7/28 (Reg. S) (c)		70,265,000	6,323,850
9.375% 1/13/34 (c)		46,005,000	4,140,450
11.75% 10/21/26 (Reg. S) (c)		65,000,000	5,850,000
11.95% 8/5/31 (Reg. S) (c)		87,250,000	7,852,500
12.75% 8/23/22 (c)		42,425,000	3,818,250

TOTAL VENEZUELA			49,994,759

TOTAL GOVERNMENT OBLIGATIONS
(Cost $5,210,762,017)			4,324,517,898

Supranational Obligations - 0.4%
International Finance Corp. 6.3% 11/25/24 (Cost $30,265,372)	INR	2,107,000,000	27,484,433
		Shares	Value

Common Stocks - 0.5%
Russia - 0.5%
Gazprom OAO sponsored ADR (Reg. S)		2,400,000	10,883,372
MMC Norilsk Nickel PJSC sponsored ADR		500,000	12,385,174
Sberbank of Russia sponsored ADR		1,200,000	11,303,796
TOTAL COMMON STOCKS
(Cost $43,255,719)			34,572,342

Nonconvertible Preferred Stocks - 0.1%
Brazil - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR
(Cost $14,322,991)		950,000	5,225,000

Investment Companies - 0.2%
United States of America - 0.2%
iShares China Large-Cap ETF
(Cost $13,020,591)		325,000	12,200,500
		Principal Amount(a)	Value

Preferred Securities - 0.5%
Cayman Islands - 0.5%
Banco Do Brasil SA:
6.25% (b)(d)(h)		5,460,000	4,286,100
9% (b)(d)(h)		7,500,000	7,102,969
Cosan Overseas Ltd. 8.25%(h)		23,035,000	20,535,933
TOTAL PREFERRED STOCKS
(Cost $35,227,916)			31,925,002
		Shares	Value

Money Market Funds - 10.4%
Fidelity Cash Central Fund 0.29% (i)		723,205,749	723,422,710
Fidelity Securities Lending Cash Central Fund 0.28%(i)(j)		921	921
TOTAL MONEY MARKET FUNDS
(Cost $723,331,001)			723,423,631
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $8,580,991,332)			6,901,482,154
NET OTHER ASSETS (LIABILITIES) - 0.2%			14,731,518
NET ASSETS - 100%			$6,916,213,672

Currency Abbreviations

BRL – Brazilian real

INR – Indian rupee

MXN – Mexican peso

PEN – Peruvian new sol

RUB – Russian ruble

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,523,669,914 or 50.9% of net assets.

 (c) Non-income producing - Security is in default.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Quantity represents share amount.

 (g) Level 3 security

 (h) Security is perpetual in nature with no stated maturity date.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,389,023
Fidelity Securities Lending Cash Central Fund	7,552
Total	$2,396,575

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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